UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04054

Exact name of registrant as specified in charter:	Oppenheimer Rochester AMT-Free New York Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2014-06/30/2015

Item 1.

FORM N-PX

ICA File Number:  811-04054

Registrant Name:  Oppenheimer Rochester AMT-Free New York Municipal Fund

Reporting Period:  07/01/2014 - 06/30/2015

Oppenheimer Rochester AMT-Free New York Municipal Fund

NASSAU COUNTY INDUSTRIAL DEV AGENCY Meeting Date: OCT 10, 2014 Record Date: SEP 04, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 63166UAE1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan	Management	For	For
2	Please Check The For Box Only If You Elect Not To Give or Receive a Release Pursuant To Section 8.3 of The Plan	Management	None	Abstain

NASSAU COUNTY INDUSTRIAL DEV AGENCY Meeting Date: OCT 10, 2014 Record Date: SEP 04, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 63166UAF8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan	Management	For	For
2	Please Check The For Box Only If You Elect Not To Give or Receive a Release Pursuant To Section 8.3 of The Plan	Management	None	Abstain

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Rochester AMT-Free New York Municipal Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2015

*By:	/s/ Lisa Bloomberg
-------------------------------------------
Lisa Bloomberg, Attorney in Fact